Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings - Schedule of Disposals of Discontinuing Operations (Details) (10-K) - USD ($) $ in Thousands				12 Months Ended
	Jul. 15, 2019	Jul. 05, 2019	Apr. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Accounts receivable, net				$ 71	$ 6,261
Other current assets					1,542
Gain (loss) on disposal of business				$ 8,370	$ 78
BioServe Pvt Ltd [Member]
Cash received at closing			$ 1,600
Contingent consideration received			213
Net Sales Price			1,813
Accounts receivable, net			365
Other current assets			229
Fixed assets, net			608
Goodwill			735
Other noncurrent assets			98
Cash transferred at closing			49
Accounts payable and accrued expenses			(180)
Deferred rent and other			(13)
Net assets sold			1,891
Gain (loss) on disposal of business			$ (78)
BioPharma Business [Member]
Cash received at closing	$ 2,258
Fair value of Excess Consideration Note	6,795
Repayment of ABL and accrued interest	2,906
Repayment of Term Note and accrued interest	6,250
Repayment of certain accounts payable and accrued expenses	890
Net Sales Price	19,099
Accounts receivable, net	4,271
Other current assets	1,142
Fixed assets, net	2,998
Operating lease right-of-use assets	1,969
Patents and other intangible assets	42
Goodwill	10,106
Accounts payable and accrued expenses	(4,970)
Obligations under operating leases	(2,110)
Obligations under finance leases	(451)
Deferred revenue	(1,046)
Net assets sold	11,951
Gain (loss) on disposal of business	$ 7,148
SiParadigm, Inc [Member]
Cash received at closing		$ 747
Advance from siParadigm received in cash		(1,000)
Fair value of Earn-Out from siParadigm		2,376
Net Sales Price		2,123
Goodwill		1,188
Accounts payable and accrued expenses		(287)
Net assets sold		901
Gain (loss) on disposal of business		$ 1,222